Commitments and contingencies (Details Narrative) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) m² Integer	Dec. 31, 2023 USD ($) m²	May 31, 2023 g	Sep. 30, 2022 g	Jun. 30, 2022 g
Commitments and Contingencies Disclosure [Abstract]
Issued letters of guarantee | $	$ 0	$ 0	$ 0
Contractual obligation, minimum quantity | m²		21,000	21,000
Contractual obligation, minimum quantity, pieces		3,236		75,400	318,400	318,400